FINANCE EXPENSE (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of finance expense [abstract]
Other Finance expenses	R (4,000,000)	R (5,700,000)	R (4,600,000)
Unwinding of provision for environmental rehabilitation	45,600,000	46,500,000	43,000,000
Fair value adjustment on initial recognition of long-term receivable	8,800,000	0	0
Finance expense	R (58,400,000)	R (52,200,000)	R (47,600,000)